Short-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Feb. 06, 2011	Mar. 17, 2011 Senior Notes, 3.25% [Member]	Mar. 17, 2011 Senior Notes, 4.70% [Member]
Short-term Debt [Line Items]
Aggregate redemption price of notes	100.00%		100.00%	100.00%
Aggregate redemption price of notes where merger is not consummated			101.00%	101.00%
Aggregate redemption price of notes percentage			102.00%	102.00%
Senior notes aggregate outstanding principal balance			$ 1,000.0	$ 1,500.0
Discount to senior notes			7.6	29.6
Bridge Loan		$ 2,750.0